INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Jan. 31, 2019
INTANGIBLE ASSETS AND GOODWILL [abstract]
INTANGIBLE ASSETS AND GOODWILL
10.	INTANGIBLE ASSETS AND GOODWILL

The continuity of the intangible assets for the years ended January 31, 2019, 2018and 2017 is as follows:

	Dispensary	Cultivation	Customer	Start up	Total
	license	license	relationships	costs
Cost
Balance, January 31, 2018 & 2017	$-	$-	$-	$-	$-
Additions	-	-	-	-	-
Additions from acquisitions	11,840,274	220,000	1,540,447	7,783	13,608,504
Disposals / adjustments	-	-	-	-	-
Balance, January 31, 2019	$11,840,274	$220,000	$1,540,447	$7,783	$13,608,504
Accumulated Amortization
Balance, January 31, 2018 & 2017	$-	$-	$-	$-	$-
Amortization expense	(196,504)	(17,667)	(25,674)	(79)	(239,924)
Disposals / adjustments	-	-	-	-	-
Balance, January 31, 2019	$(196,504)	$(17,667)	$(25,674)	$(79)	$(239,924)
Carrying amount, January 31, 2019	$11,643,770	$202,333	$1,514,773	$7,704	$13,368,580

The continuity of the goodwill for the years ended January 31, 2019, 2018 and 2017 is as follows:

	Eco Firma	Silver State	Megawood	Total
	Farms, LLC	Companies	Enterprises, Inc.
Balance, January 31, 2018 & 2017	$-	$-	$-	$-
Additions from acquisitions	5,160,741	28,541,323	689,328	34,391,392
Disposals / adjustments	(5,160,741)	-	-	(5,160,741)
Balance, January 31, 2019	$-	$28,541,323	$689,328	$29,230,651

Total amortization expense from intangible assets for the year ended January 31, 2019 is $239,924 (2018 and 2017 - $nil). Of the total expense, $nil was allocated to inventory during the years ended January 31, 2019, 2018 and 2017.

The Company tested each group of the Company’s cash-generating units ("CGUs") for impairment at January 31, 2019. The estimated recoverable amount of the Oregon geographic CGU was lower than the segment’s carrying value due to EFF. The Company recognized an impairment loss on goodwill for EFF of $5,160,741; this loss has been treated as a transaction cost on the acquisition of subsidiaries and is disclosed in Note 27.